Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 59,260	€ 102,105
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,141	1,984
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,838	3,647
Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	440	1,878
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,478	2,321
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,443	9,956
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,263	11,877
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,469	6,757
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,790	28,127
Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,923	5,661
Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,828	8,485
Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,877	4,286
Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,674	8,984
Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,326	4,980
Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,771	3,163
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	56,243	65,490
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,136	1,854
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,707	3,005
Americas [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	438	265
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,400	1,972
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,957	5,597
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,778	9,916
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,319	5,356
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7,962	11,663
Americas [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,769	4,048
Americas [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,658	6,190
Americas [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,742	3,159
Americas [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,445	6,138
Americas [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,205	4,177
Americas [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,728	2,151
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		26,951
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		106
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,576
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,146
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		854
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		707
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		14,321
The Netherlands [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,078
The Netherlands [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,561
The Netherlands [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		741
The Netherlands [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,900
The Netherlands [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		143
The Netherlands [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		815
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	901	1,248
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	94	122
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	53	74
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	168	177
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	36	68
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	105
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	323	477
United Kingdom [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	22	33
United Kingdom [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	3
United Kingdom [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28	43
United Kingdom [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	85	121
United Kingdom [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	19	26
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,989	8,130
International [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		20
International [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	37	517
International [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	37
International [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15	267
International [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	318	1,035
International [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	352	783
International [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	80	590
International [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	488	1,649
International [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	132	501
International [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	167	732
International [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	106	342
International [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	144	825
International [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	102	635
International [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	43	197
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	128	286
Asset management [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	4
Asset management [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	8
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	96	257
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	18
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,251	2,101
Past due and impaired [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	479	611
Past due and impaired [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	42	13
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26	27
Past due and impaired [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	39	9
Past due and impaired [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	191	175
Past due and impaired [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	110	153
Past due and impaired [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	43	4
Past due and impaired [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	268	144
Past due and impaired [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	417	411
Past due and impaired [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	223	152
Past due and impaired [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	350	177
Past due and impaired [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	41	91
Past due and impaired [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 19	€ 130